N-6	Jul. 29, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Jul. 29, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser and were revised as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA – Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.65%	26.42%	16.38%	12.87%

Prospectuses Available [Text Block]
The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser and were revised as follows:

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA – Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.65%	26.42%	16.38%	12.87%

Putnam VT Sustainable Leaders Fund - Class IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited; Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	26.42%
Average Annual Total Returns, 5 Years [Percent]	16.38%
Average Annual Total Returns, 10 Years [Percent]	12.87%